Segment Reporting (Detail) $ in Thousands		3 Months Ended				9 Months Ended
	Sep. 15, 2017 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) Segment	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | Segment						3
Schedule of financial data of reportable segments
Revenues		$ 536,584		$ 521,433		$ 1,664,594	$ 1,530,932
Operating Income (Loss)		(10,821)		11,286		(35,626)	(14,117)
Interest expense		35,798		10,502		79,573	45,382
Loss from debt extinguishment		0		6,049	$ 9,800	0	15,876
(Loss) income before income taxes		(46,619)		(5,265)		(115,199)	(75,375)
Depreciation and amortization		9,614		9,319		27,803	27,834
Capital expenditures, cash and non-cash		20,197		3,934		42,032	11,212
Total assets		863,196				863,196		$ 876,043
Restructuring charges		1,300	$ 4,700
Gain on sale of Unitrans	$ 35,400					0	35,440
TES
Schedule of financial data of reportable segments
Restructuring charges						4,700
Operating Segments | TES
Schedule of financial data of reportable segments
Revenues		280,335		260,536		906,439	750,820
Operating Income (Loss)		(787)		(1,735)		2,863	0
Depreciation and amortization		6,456		6,484		18,993	18,957
Capital expenditures, cash and non-cash		2,477		1,924		8,414	7,315
Total assets		403,575				403,575		458,945
Operating Segments | LTL
Schedule of financial data of reportable segments
Revenues		113,948		117,618		344,237	348,362
Operating Income (Loss)		(5,040)		(8,169)		(17,467)	(14,154)
Depreciation and amortization		876		924		2,689	2,838
Capital expenditures, cash and non-cash		505		270		760	901
Total assets		78,410				78,410		79,065
Operating Segments | Ascent
Schedule of financial data of reportable segments
Revenues		145,632		145,296		425,205	438,856
Operating Income (Loss)		7,474		1,531		21,495	16,383
Depreciation and amortization		1,183		1,471		3,539	4,758
Capital expenditures, cash and non-cash		496		550		1,205	1,121
Total assets		273,298				273,298		271,400
Eliminations
Schedule of financial data of reportable segments
Revenues		(3,331)		(2,017)		(11,287)	(7,106)
Total assets		(1,717)				(1,717)		(1,812)
Corporate(2)
Schedule of financial data of reportable segments
Operating Income (Loss)		(12,468)		19,659		(42,517)	(16,346)
Depreciation and amortization		1,099		440		2,582	1,281
Capital expenditures, cash and non-cash		16,719		1,190		31,653	1,875
Total assets		$ 109,630				$ 109,630		$ 68,445
Gain on sale of Unitrans				$ 35,400			$ 35,400